6. INCOME TAXES (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 1,913,000	$ 2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset